Leases (Details) - Schedule of amounts recognized in the statement of profit and loss - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of amounts recognized in the statement of profit and loss [Abstract]
Depreciation expense	£ 5,429	£ 506
Accretion of interest	652	64
Total	£ 6,081	£ 570